Share Capital - Normal Course Issuer Bid (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Feb. 03, 2023	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Share Capital
Shares repurchased	116,908,000	83,959,000
Average repurchase cost per share	$ 43.92	$ 27.45
Share repurchase cost	$ 5,135	$ 2,304
Common shares issued and outstanding				1,330,006,760
2022 NCIB
Share Capital
Purchase of shares for cancellation, shares authorized			132,900,000		143,500,000	71,650,000
Percentage of shares issued and outstanding			10.00%		10.00%	5.00%
Shares repurchased	109,800,000
2021 NCIB
Share Capital
Purchase of shares for cancellation, shares authorized		106,700,000					76,250,000	44,000,000
Percentage of shares issued and outstanding		7.00%					5.00%	2.90%
Shares repurchased	7,100,000	84,000,000.0
Average repurchase cost per share		$ 27.45
Share repurchase cost		$ 2,300